Financial Instruments - Additional Information (Detail) - USD ($)		12 Months Ended
	Feb. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets		$ 0	$ 0
Transfer between Level 1 and 2, liabilities		0	0
Transfer between Level 2 and 1, Assets		0	0
Transfer between Level 2 and 1, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		0	0
Transfers out of Level 3 of fair value hierarchy, liabilities		0	0
Money market fund		30,445,339
Original investment cost		30,092,194
Fair value gains from interest income		$ 353,145
Net Proceeds from offering of shares	$ 20,000,000.0
Addition To gross proceeds related to tranche warrants exercised	$ 80,000,000.0
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Sensitivity rate used in reporting foreign currency risk		5.00%
Percentage of increase on exchange rate of foreign currency		5.00%
Percentage of decrease on exchange rate of foreign currency		5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis		1.00%
Increase in pre-tax loss		$ 69,596	$ 308,573	$ 194,378
Historical Volatility for Shares Measurement Input | Level 3
Disclosure Of Financial Instruments [Line Items]
Historical volatility		132.90%	160.30%